Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$6,913,996	$—
Less: expected credit losses	—	—
Accounts receivable, net	$6,913,996	$—

For the year ended December 31, 2024, the Company did not provide expected credit losses against accounts receivable, as the balance was fully collected as of the date of this report.